Accounts and transactions with related parties (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current payables to related parties	$ 26,208,319	$ 18,432,354
Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Current payables to related parties		0
Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Current payables to related parties		$ 0
Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Canal 13 SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 254,330	$ 120,997
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Hapag-Lloyd Chile SpA. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 20,858	$ 598
Cerveceria Kunstmann Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 5,157	$ 0
Comercial Patagona Ltda. [Member]
Statement [Line Items]
Country of incorporation		Chile
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Services received	Services received
Comercial Patagona Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Servipag Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 1,553	$ 801
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 1,693,360	$ 1,107,795
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 1,015	0
Empresa Nacional de Energia Enex S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 19,531	51,959
Servicios Aeroportuarios Aerosan S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,058,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 5,067	$ 1,234
Empresas Carozzi S.A. [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products
Empresas Carozzi S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
Transbank S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	$ 3,288
SAAM Extraportuarios S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 7,604	1,920
San Antonio Terminal Internacional S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 17,548	444
Cerveceria Austral S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 2,234,632	2,780,514
Cerveceria Austral S.A. [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 965,010	832,449
Banco de Chile [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 52,495	$ 0
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received
Ecor Ltda [Member] | Services received [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 11,466	$ 11,051
Central Cervecera de Colombia S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 26,483	$ 73,030
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 0	$ 85,588
Heineken Brouwerijen B.V. [Member] | License and technical assistance [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 13,195,268	$ 6,115,308
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Country of incorporation	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 6,250,581	$ 3,408,971
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 81,225	2,859,390
Heineken Brouwerijen B.V. [Member] | Royalty [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 48,375	91,587
Banco BASA SA. [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	5
Emprendimientos Hoteleros S.A.E.C.A [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 316	0
Societe des Produits Nestle S.A. [Member] | Royalty [Member] | Other [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 151,871	93,707
Comercial Patagona Ltda one [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current payables to related parties	$ 103,521	43,453
Inversiones Diaguitas [Member] | Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,460,328-1
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 0	196,765
DiWatts SA [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 202,828	86,929
Empresas Carozzi S [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current payables to related parties	$ 215,112	251,751
Hoteles Contemporneos SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 0	940
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 8,836	$ 263
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Cervecera Rapa Nui Ltda [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,406,313-2
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 0	$ 7,515
Inversiones Ro Elqui SpA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current payables to related parties	$ 25,694	3,964
Inversiones Ro Elqui SpA [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Watts SA [Member] | Royalty [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current payables to related parties	$ 15,786	13,287
Paulaner Brauerei Gruppe GmbH Co KGaA [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Germany
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 99,532	72,913
Premium Brands S.R.L. [Member] | Purchase of products [Member] | BOB [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 728	607
Zona Franca Central Cervecera S.A.S. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Zona Franca Central Cervecera S.A.S. [Member] | Services received [Member] | USD [Member]
Statement [Line Items]
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Current payables to related parties	$ 53,305	38,270
Palemo SA [Member] | Services received [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 2,520	172
Tetra Pak Global Distribution S A [Member] | Purchase of products [Member] | USD [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 54,099	56,761
Nestle Chile S.A. [Member] | Purchase of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current payables to related parties	$ 13,428	0
San Vicente Terminal International SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 179	0
Saam Logistics SA [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Services received
Saam Logistics SA [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,729,932-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 168,431
Quinenco S.A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current payables to related parties	$ 478	$ 0
RDF Media Sp A. [Member] | Services received [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services received	Services received
RDF Media Sp A. [Member] | Services received [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 32,576	$ 18,128
Nestl Waters Management Technology SAS [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 19,953	$ 0
Nestl Waters Marketing Distribution S.A.S [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	France
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current payables to related parties	$ 41,794
Heineken Supply Chain B.V [Member] | Purchase of products [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current payables to related parties	$ 105,774